10. Intangible Assets, net (Details - Intangible Assets) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Finite-Lived Intangible Assets [Line Items]
Intangible assets, Gross	$ 10,467	$ 7,070
Intangible assets, Accumulated Amortization	(4,802)	(4,247)
Intangible assets, Impairment Charge	(1,607)	(1,295)
Intangible assets, Net	$ 4,058	$ 1,528
Patents [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, Useful Life (in months)	57 months	57 months
Intangible assets, Gross	$ 2,700	$ 2,700
Intangible assets, Accumulated Amortization	(2,700)	(2,700)
Intangible assets, Impairment Charge	0	0
Intangible assets, Net	$ 0	$ 0
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, Useful Life (in months)	120 months	120 months
Intangible assets, Gross	$ 4,625	$ 4,370
Intangible assets, Accumulated Amortization	(1,900)	(1,547)
Intangible assets, Impairment Charge	(1,607)	(1,295)
Intangible assets, Net	$ 1,118	$ 1,528
Tradename [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, Useful Life (in months)	60 months
Intangible assets, Gross	$ 1,400
Intangible assets, Accumulated Amortization	(47)
Intangible assets, Impairment Charge	0
Intangible assets, Net	$ 1,353
Technology [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, Useful Life (in months)	60 months
Intangible assets, Gross	$ 1,574
Intangible assets, Accumulated Amortization	(52)
Intangible assets, Impairment Charge	0
Intangible assets, Net	$ 1,522
Other [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, Useful Life (in months)	84 months
Intangible assets, Gross	$ 168
Intangible assets, Accumulated Amortization	(103)
Intangible assets, Impairment Charge	0
Intangible assets, Net	$ 65